Summary of Results by Business Segment (Details) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of operating segments [line items]
Net interest income (loss)		$ 24,131	$ 24,497	$ 23,821
Non-interest income (loss)		18,562	19,149	17,244
Total revenue		42,693	43,646	41,065
Provision for (recovery of) credit losses		(224)	7,242	3,029
Insurance claims and related expenses		2,707	2,886	2,787
Non-interest expenses		23,076	21,604	22,020
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		17,134	11,914	13,229
Provision for (recovery of) income taxes		3,621	1,152	2,735
Net income (loss)	[1]	14,298	11,895	11,686
Total assets		1,728,672	1,715,865	1,415,290
Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		785	1,133	1,192
Canadian Retail [Member]
Disclosure of operating segments [line items]
Net interest income (loss)		11,957	12,061	12,349
Non-interest income (loss)		13,549	12,272	11,877
Total revenue		25,506	24,333	24,226
Provision for (recovery of) credit losses		258	2,746	1,306
Insurance claims and related expenses		2,707	2,886	2,787
Non-interest expenses		11,003	10,441	10,735
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		11,538	8,260	9,398
Provision for (recovery of) income taxes		3,057	2,234	2,535
Net income (loss)		8,481	6,026	6,863
Total assets		509,436	472,370	452,163
Canadian Retail [Member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		0
U.S. Retail [Member]
Disclosure of operating segments [line items]
Net interest income (loss)		8,074	8,834	8,951
Non-interest income (loss)		2,684	2,438	2,840
Total revenue		10,758	11,272	11,791
Provision for (recovery of) credit losses		(250)	2,925	1,082
Insurance claims and related expenses		0
Non-interest expenses		6,417	6,579	6,411
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		4,591	1,768	4,298
Provision for (recovery of) income taxes		504	(167)	471
Net income (loss)		4,985	3,026	4,981
Total assets		559,503	566,629	436,086
U.S. Retail [Member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		898	1,091	1,154
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,630	1,990	911
Non-interest income (loss)		2,070	2,968	2,320
Total revenue		4,700	4,958	3,231
Provision for (recovery of) credit losses		(118)	508	44
Insurance claims and related expenses		0
Non-interest expenses		2,709	2,518	2,393
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		2,109	1,932	794
Provision for (recovery of) income taxes		539	514	186
Net income (loss)		1,570	1,418	608
Total assets		514,681	512,886	458,420
Wholesale Banking [member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		0
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		1,470	1,612	1,610
Non-interest income (loss)		259	1,471	207
Total revenue		1,729	3,083	1,817
Provision for (recovery of) credit losses		(114)	1,063	597
Insurance claims and related expenses		0
Non-interest expenses		2,947	2,066	2,481
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		(1,104)	(46)	(1,261)
Provision for (recovery of) income taxes		(479)	(1,429)	(457)
Net income (loss)		(738)	1,425	(766)
Total assets		145,052	163,980	68,621
Corporate [member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		$ (113)	$ 42	$ 38

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.